REVERSE ACQUISITION - (Disclosure of reverse acquisition) (Details) - Arrowstar [Member]	Dec. 20, 2019 CAD ($) $ / shares shares
Assets and (liabilities) of Arrowstar acquired
Cash	$ 111,496
Receivables	10,802
Other assets	7,504
Accounts payable	(356,384)
Net liabilities acquired	(226,582)
Consideration paid in RTO of Arrowstar
Common shares (7,218,678 common shares at $0.15 fair value per share)	1,082,802
Listing expense	$ 1,309,384
Common Shares | shares	7,218,678
Fair value per common share | $ / shares	$ 0.15